Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax provision (benefits)
Federal
State	1,600	4,000	4,800
Foreign		83,100	(53,700)
Current income tax provision (benefits)	1,600	87,100	(48,900)
Deferred income tax provision (benefits)
Federal
State
Foreign	(277,000)
Deferred income tax provision (benefits)	(277,000)
Income tax provision (benefits)	$ (275,400)	$ 87,100	$ (48,900)